Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 16,053	$ 6,737